Earnings per share - Schedule of Earning Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Earnings per share [abstract]
Profit / (Loss) attributable to owners of the parent	$ 217	$ 123		$ (10)
Weighted average number of ordinary shares, basic (in shares)	505,336,489	501,803,294	[1]	498,243,792	[1]
Weighted average number of ordinary shares, diluted (in shares)	507,843,609	503,697,933	[1]	498,243,792	[1]
Earnings per share, basic (in dollars per share)	$ 0.4304	$ 0.2448	[1]	$ (0.0205)	[1]
Earnings per share, diluted (in dollars per shares)	$ 0.4283	$ 0.2438	[1]	$ (0.0205)	[1]

[1]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined in note 2.3 - Change in presentation currency.